FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 23,632	SFr 31,064
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	3
Settlements, assets	(3)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14	101
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	73
Sales, assets	(14)	(164)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	4
Balance at end of period, assets	0	14
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,503	7,535
Transfers in, assets	1,818	1,345
Transfers out, assets	(2,057)	(3,413)
Purchases, assets	5,563	4,867
Sales, assets	(5,184)	(5,685)
Issuances, assets	967	874
Settlements, assets	(1,076)	(1,629)
Gain (loss) on transfers in/out included in trading revenues, assets	83	(133)
Gain (loss) on all other activity included in trading revenues, assets	(847)	509
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	67	234
Balance at end of period, assets	3,828	4,503
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(193)	52
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,225	2,253
Transfers in, assets	1,206	878
Transfers out, assets	(1,090)	(1,701)
Purchases, assets	4,622	3,668
Sales, assets	(4,185)	(4,141)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(106)	(331)
Gain (loss) on all other activity included in trading revenues, assets	(499)	509
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	47	91
Balance at end of period, assets	1,211	1,225
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	215	103
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	478	1,270
Transfers in, assets	452	471
Transfers out, assets	(582)	(747)
Purchases, assets	3,933	2,753
Sales, assets	(3,342)	(3,483)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(97)	(321)
Gain (loss) on all other activity included in trading revenues, assets	(464)	472
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	35	63
Balance at end of period, assets	413	478
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	226	154
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	424	557
Transfers in, assets	312	158
Transfers out, assets	(179)	(615)
Purchases, assets	306	654
Sales, assets	(564)	(385)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	3	(25)
Gain (loss) on all other activity included in trading revenues, assets	133	59
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	9	21
Balance at end of period, assets	444	424
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	4	(15)
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	245
Transfers in, assets	201
Transfers out, assets	(138)
Purchases, assets	103
Sales, assets	(148)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)
Gain (loss) on all other activity included in trading revenues, assets	(39)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6
Balance at end of period, assets	216	245
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(6)
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,187	3,911
Transfers in, assets	406	314
Transfers out, assets	(824)	(1,551)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	967	874
Settlements, assets	(918)	(1,514)
Gain (loss) on transfers in/out included in trading revenues, assets	144	79
Gain (loss) on all other activity included in trading revenues, assets	(301)	(16)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	90
Balance at end of period, assets	1,661	2,187
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(328)	116
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	624	733
Transfers in, assets	11	58
Transfers out, assets	(182)	(222)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	89	175
Settlements, assets	(66)	(79)
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	(8)
Gain (loss) on all other activity included in trading revenues, assets	229	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(29)	(19)
Balance at end of period, assets	671	624
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	166	141
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	212
Transfers in, assets	262
Transfers out, assets	(416)
Purchases, assets	0
Sales, assets	0
Issuances, assets	473
Settlements, assets	(284)
Gain (loss) on transfers in/out included in trading revenues, assets	106
Gain (loss) on all other activity included in trading revenues, assets	(55)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(3)
Balance at end of period, assets	295	212
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	264
Transfers in, assets	115
Transfers out, assets	(189)
Purchases, assets	0
Sales, assets	0
Issuances, assets	65
Settlements, assets	(142)
Gain (loss) on transfers in/out included in trading revenues, assets	31
Gain (loss) on all other activity included in trading revenues, assets	(19)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	5
Balance at end of period, assets	130	264
Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,034	1,079
Transfers in, assets	9	1
Transfers out, assets	(4)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	330	311
Settlements, assets	(317)	(325)
Gain (loss) on transfers in/out included in trading revenues, assets	4	0
Gain (loss) on all other activity included in trading revenues, assets	(537)	(73)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	29	41
Balance at end of period, assets	548	1,034
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(489)	(81)
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	896	1,247
Transfers in, assets	27	31
Transfers out, assets	(51)	(90)
Purchases, assets	827	1,035
Sales, assets	(923)	(1,371)
Issuances, assets	0	0
Settlements, assets	(158)	(115)
Gain (loss) on transfers in/out included in trading revenues, assets	6	62
Gain (loss) on all other activity included in trading revenues, assets	94	49
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	16	48
Balance at end of period, assets	734	896
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(123)	(96)
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,666	3,054
Transfers in, assets	69	99
Transfers out, assets	(13)	(758)
Purchases, assets	65	1,517
Sales, assets	(207)	(663)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(253)	86
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(57)	267
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	42	64
Balance at end of period, assets	3,312	3,666
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(95)	120
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,863	2,132
Transfers in, assets	69	65
Transfers out, assets	0	(757)
Purchases, assets	37	1,482
Sales, assets	(17)	(448)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(190)	96
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(65)	263
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	27	30
Balance at end of period, assets	2,724	2,863
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(50)	80
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	789	920
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	28	33
Sales, assets	(182)	(188)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(63)	(10)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	15	34
Balance at end of period, assets	587	789
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(45)	39
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,534	3,669
Transfers in, assets	566	257
Transfers out, assets	(470)	(1,315)
Purchases, assets	16	362
Sales, assets	(45)	(194)
Issuances, assets	63	207
Settlements, assets	(667)	(1,620)
Gain (loss) on transfers in/out included in trading revenues, assets	39	7
Gain (loss) on all other activity included in trading revenues, assets	(46)	55
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(6)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	56	109
Balance at end of period, assets	1,040	1,534
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(92)	(59)
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	717	1,347
Transfers in, assets	163	213
Transfers out, assets	(327)	(364)
Purchases, assets	0	10
Sales, assets	(18)	(133)
Issuances, assets	4	162
Settlements, assets	(218)	(643)
Gain (loss) on transfers in/out included in trading revenues, assets	12	19
Gain (loss) on all other activity included in trading revenues, assets	(50)	74
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(6)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	35
Balance at end of period, assets	300	717
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(74)	6
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	465	1,082
Transfers in, assets	141	43
Transfers out, assets	(41)	(340)
Purchases, assets	15	0
Sales, assets	(15)	(42)
Issuances, assets	58	34
Settlements, assets	(293)	(409)
Gain (loss) on transfers in/out included in trading revenues, assets	16	1
Gain (loss) on all other activity included in trading revenues, assets	29	70
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	26
Balance at end of period, assets	398	465
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9	27
Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	289	729
Transfers in, assets	91	1
Transfers out, assets	(39)	(298)
Purchases, assets	1	0
Sales, assets	0	(1)
Issuances, assets	1	(1)
Settlements, assets	(72)	(68)
Gain (loss) on transfers in/out included in trading revenues, assets	1	(12)
Gain (loss) on all other activity included in trading revenues, assets	(24)	(88)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	6	27
Balance at end of period, assets	254	289
Recurring basis | Governments and public institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(25)	(87)
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	167	180
Transfers in, assets	187	0
Transfers out, assets	0	0
Purchases, assets	0	22
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(42)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	1	7
Balance at end of period, assets	359	167
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	4	(42)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	694	1,825
Transfers in, assets	452	370
Transfers out, assets	(289)	(902)
Purchases, assets	743	3,447
Sales, assets	(593)	(3,269)
Issuances, assets	157	120
Settlements, assets	(417)	(924)
Gain (loss) on transfers in/out included in trading revenues, assets	46	14
Gain (loss) on all other activity included in trading revenues, assets	(49)	(41)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	26	54
Balance at end of period, assets	773	694
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(31)	(137)
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	562	1,576
Transfers in, assets	379	360
Transfers out, assets	(232)	(855)
Purchases, assets	724	3,394
Sales, assets	(591)	(3,222)
Issuances, assets	157	120
Settlements, assets	(415)	(921)
Gain (loss) on transfers in/out included in trading revenues, assets	15	25
Gain (loss) on all other activity included in trading revenues, assets	26	41
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	44
Balance at end of period, assets	648	562
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(15)	(104)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	10,578	16,364
Transfers in, assets	3,092	2,071
Transfers out, assets	(2,829)	(6,388)
Purchases, assets	6,387	10,288
Sales, assets	(6,043)	(9,975)
Issuances, assets	1,190	1,201
Settlements, assets	(2,163)	(4,173)
Gain (loss) on transfers in/out included in trading revenues, assets	168	(112)
Gain (loss) on all other activity included in trading revenues, assets	(1,191)	609
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(69)	221
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	192	472
Balance at end of period, assets	9,312	10,578
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(407)	(66)
Bank
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	7,659	14,932
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	0
Sales, assets	0
Issuances, assets	3
Settlements, assets	(3)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	0
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	14	101
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	0	73
Sales, assets	(14)	(164)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	4
Balance at end of period, assets	0	14
Bank | Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,503	7,535
Transfers in, assets	1,818	1,345
Transfers out, assets	(2,057)	(3,413)
Purchases, assets	5,563	4,867
Sales, assets	(5,184)	(5,685)
Issuances, assets	967	874
Settlements, assets	(1,076)	(1,629)
Gain (loss) on transfers in/out included in trading revenues, assets	83	(133)
Gain (loss) on all other activity included in trading revenues, assets	(847)	509
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	67	234
Balance at end of period, assets	3,828	4,503
Bank | Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(193)	52
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,225	2,253
Transfers in, assets	1,206	878
Transfers out, assets	(1,090)	(1,701)
Purchases, assets	4,622	3,668
Sales, assets	(4,185)	(4,141)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(106)	(331)
Gain (loss) on all other activity included in trading revenues, assets	(499)	509
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(9)	(1)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	47	91
Balance at end of period, assets	1,211	1,225
Bank | Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	215	103
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	478	1,270
Transfers in, assets	452	471
Transfers out, assets	(582)	(747)
Purchases, assets	3,933	2,753
Sales, assets	(3,342)	(3,483)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(97)	(321)
Gain (loss) on all other activity included in trading revenues, assets	(464)	472
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	35	63
Balance at end of period, assets	413	478
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	226	154
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	424	557
Transfers in, assets	312	158
Transfers out, assets	(179)	(615)
Purchases, assets	306	654
Sales, assets	(564)	(385)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	3	(25)
Gain (loss) on all other activity included in trading revenues, assets	133	59
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	9	21
Balance at end of period, assets	444	424
Bank | Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	4	(15)
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	245
Transfers in, assets	201
Transfers out, assets	(138)
Purchases, assets	103
Sales, assets	(148)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	(5)
Gain (loss) on all other activity included in trading revenues, assets	(39)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6
Balance at end of period, assets	216	245
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(6)
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,187	3,911
Transfers in, assets	406	314
Transfers out, assets	(824)	(1,551)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	967	874
Settlements, assets	(918)	(1,514)
Gain (loss) on transfers in/out included in trading revenues, assets	144	79
Gain (loss) on all other activity included in trading revenues, assets	(301)	(16)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	0	90
Balance at end of period, assets	1,661	2,187
Bank | Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(328)	116
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	624	733
Transfers in, assets	11	58
Transfers out, assets	(182)	(222)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	89	175
Settlements, assets	(66)	(79)
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	(8)
Gain (loss) on all other activity included in trading revenues, assets	229	(14)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(29)	(19)
Balance at end of period, assets	671	624
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	166	141
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	212
Transfers in, assets	262
Transfers out, assets	(416)
Purchases, assets	0
Sales, assets	0
Issuances, assets	473
Settlements, assets	(284)
Gain (loss) on transfers in/out included in trading revenues, assets	106
Gain (loss) on all other activity included in trading revenues, assets	(55)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(3)
Balance at end of period, assets	295	212
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	2
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	264
Transfers in, assets	115
Transfers out, assets	(189)
Purchases, assets	0
Sales, assets	0
Issuances, assets	65
Settlements, assets	(142)
Gain (loss) on transfers in/out included in trading revenues, assets	31
Gain (loss) on all other activity included in trading revenues, assets	(19)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	5
Balance at end of period, assets	130	264
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,034	1,079
Transfers in, assets	9	1
Transfers out, assets	(4)	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	330	311
Settlements, assets	(317)	(325)
Gain (loss) on transfers in/out included in trading revenues, assets	4	0
Gain (loss) on all other activity included in trading revenues, assets	(537)	(73)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	29	41
Balance at end of period, assets	548	1,034
Bank | Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(489)	(81)
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	896	1,247
Transfers in, assets	27	31
Transfers out, assets	(51)	(90)
Purchases, assets	827	1,035
Sales, assets	(923)	(1,371)
Issuances, assets	0	0
Settlements, assets	(158)	(115)
Gain (loss) on transfers in/out included in trading revenues, assets	6	62
Gain (loss) on all other activity included in trading revenues, assets	94	49
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	16	48
Balance at end of period, assets	734	896
Bank | Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(123)	(96)
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,666	3,054
Transfers in, assets	69	99
Transfers out, assets	(13)	(758)
Purchases, assets	65	1,513
Sales, assets	(206)	(658)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(253)	86
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(57)	267
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	42	63
Balance at end of period, assets	3,313	3,666
Bank | Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(95)	120
Bank | Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,863	2,132
Transfers in, assets	69	65
Transfers out, assets	0	(757)
Purchases, assets	37	1,478
Sales, assets	(16)	(443)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(190)	96
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(65)	262
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	27	30
Balance at end of period, assets	2,725	2,863
Bank | Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(50)	80
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	789	920
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	28	33
Sales, assets	(182)	(188)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(63)	(10)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	15	34
Balance at end of period, assets	587	789
Bank | Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(45)	39
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,534	3,669
Transfers in, assets	566	257
Transfers out, assets	(470)	(1,315)
Purchases, assets	16	362
Sales, assets	(45)	(194)
Issuances, assets	63	207
Settlements, assets	(667)	(1,620)
Gain (loss) on transfers in/out included in trading revenues, assets	39	7
Gain (loss) on all other activity included in trading revenues, assets	(46)	55
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(6)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	56	109
Balance at end of period, assets	1,040	1,534
Bank | Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(92)	(59)
Bank | Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	717	1,347
Transfers in, assets	163	213
Transfers out, assets	(327)	(364)
Purchases, assets	0	10
Sales, assets	(18)	(133)
Issuances, assets	4	162
Settlements, assets	(218)	(643)
Gain (loss) on transfers in/out included in trading revenues, assets	12	19
Gain (loss) on all other activity included in trading revenues, assets	(50)	74
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(6)	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	35
Balance at end of period, assets	300	717
Bank | Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(74)	6
Bank | Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	465	1,082
Transfers in, assets	141	43
Transfers out, assets	(41)	(340)
Purchases, assets	15	0
Sales, assets	(15)	(42)
Issuances, assets	58	34
Settlements, assets	(293)	(409)
Gain (loss) on transfers in/out included in trading revenues, assets	16	1
Gain (loss) on all other activity included in trading revenues, assets	29	70
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	26
Balance at end of period, assets	398	465
Bank | Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9	27
Bank | Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	289	729
Transfers in, assets	91	1
Transfers out, assets	(39)	(298)
Purchases, assets	1	0
Sales, assets	0	(1)
Issuances, assets	1	(1)
Settlements, assets	(72)	(68)
Gain (loss) on transfers in/out included in trading revenues, assets	1	(12)
Gain (loss) on all other activity included in trading revenues, assets	(24)	(88)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	6	27
Balance at end of period, assets	254	289
Bank | Recurring basis | Governments and public institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(25)	(87)
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	167	180
Transfers in, assets	187	0
Transfers out, assets	0	0
Purchases, assets	0	22
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	4	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	(42)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	1	7
Balance at end of period, assets	359	167
Bank | Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	4	(42)
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	694	1,825
Transfers in, assets	452	370
Transfers out, assets	(289)	(902)
Purchases, assets	743	3,447
Sales, assets	(593)	(3,269)
Issuances, assets	157	120
Settlements, assets	(417)	(924)
Gain (loss) on transfers in/out included in trading revenues, assets	46	14
Gain (loss) on all other activity included in trading revenues, assets	(49)	(41)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	3	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	26	54
Balance at end of period, assets	773	694
Bank | Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(31)	(137)
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	562	1,576
Transfers in, assets	379	360
Transfers out, assets	(232)	(855)
Purchases, assets	724	3,394
Sales, assets	(591)	(3,222)
Issuances, assets	157	120
Settlements, assets	(415)	(921)
Gain (loss) on transfers in/out included in trading revenues, assets	15	25
Gain (loss) on all other activity included in trading revenues, assets	26	41
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	23	44
Balance at end of period, assets	648	562
Bank | Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(15)	(104)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	10,578	16,364
Transfers in, assets	3,092	2,071
Transfers out, assets	(2,829)	(6,388)
Purchases, assets	6,387	10,284
Sales, assets	(6,042)	(9,970)
Issuances, assets	1,190	1,201
Settlements, assets	(2,163)	(4,173)
Gain (loss) on transfers in/out included in trading revenues, assets	168	(112)
Gain (loss) on all other activity included in trading revenues, assets	(1,191)	609
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(69)	221
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	192	471
Balance at end of period, assets	9,313	10,578
Bank | Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (407)	SFr (66)